Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Exposure to Credit Risk
The maximum exposure to credit risk for cash and cash equivalents, deposits, short-term investments, trade receivables and long-term investments at the reporting date by type of counterparty was:

	December 31
	2017	2016
	Carrying	Carrying
	amount	amount
	USD thousands
Cash and cash equivalents	46,376	14,954
Mutual funds	15	13
Short-term investments - bank deposits	56,693	37,849
Trade receivables	6,056	8,225
Other current assets	271	171
Long-term investments - bank deposits	5,171	9,017

	114,582	70,229

Schedule of Exposure to Credit Risk for Trade Receivables at Reporting Date
The maximum exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	December 31
	2017	2016
	USD thousands
Israel	819	29
United States	4,644	7,503
Asia Pacific	75	497
Rest of the world	518	196

	6,056	8,225

Schedule of Aging of Debts and Impairment Losses
The aging of trade receivables at the reporting date was:

	December 31
	2017	2016
	USD thousands
Not past due	5,610	7,986
Past due 0-30 days	417	215
Past due 31-60 days	19	24
Past due 61-90 days	5	-
Past due over 90 days	5	-
	6,056	8,225

Schedule of Exposure to Linkage and Foreign Currency Risk
The Group’s exposure to linkage and foreign currency risk was as follows based on notional amounts:

	December 31, 2017
	New Israeli Shekels
	Unlinked CPI	Linked CPI	US dollar	Euro	Non - monetary	Total
	USD thousands
Current Assets
Cash and cash equivalents	9,977	-	35,812	587	-	46,376
Short-term investments	15	-	56,693	-	-	56,708
Trade receivables	223	-	4,719	518	-	5,460
Other current assets	974	-	422	-	658	2,054
Inventory	-	-	-	-	7,864	7,864
Total current assets	11,189	-	97,646	1,105	8,522	118,462

Other non-current assets	-	132	-	-	387	519
Trade receivables	596	-	-	-	-	596
Property and equipment, net	-	-	-	-	4,323	4,323
Intangible assets, net	-	-	-	-	1,925	1,925
Long-term investments	-	-	5,171	-	-	5,171
Total assets	11,785	132	102,817	1,105	15,157	130,996

Current Liabilities
Trade payables	1,275	-	2,199	-	-	3,474
Deferred revenue	-	-	-	-	3,471	3,471
Other current liabilities	3,560	-	6,028	24	262	9,874
Total current liabilities	4,835	-	8,227	24	3,733	16,819

Employee benefits	-	-	-	-	414	414
Total liabilities	4,835	-	8,227	24	4,147	17,233
Total balance, net	6,950	132	94,590	1,081	11,010	113,763

	December 31, 2016
	New Israeli Shekels
	Unlinked CPI	Linked CPI	US dollar	Euro	Non-monetary	Total
Current Assets	USD thousands
Cash and cash equivalents	2,300	-	11,923	731	-	14,954
Short-term investments	287	-	37,575	-	-	37,862
Trade receivables	29	-	8,000	196	-	8,225
Other current assets	977	-	231	-	520	1,728
Inventory	-	-	-	-	4,715	4,715
Total current assets	3,593	-	57,729	927	5,235	67,484

Other non-current assets	-	93	-	-	258	351
Property and equipment, net	-	-	-	-	3,615	3,615
Intangible assets, net	-	-	-	-	2,258	2,258
Long-term investments	-	-	9,017	-	-	9,017
Total assets	3,593	93	66,746	927	11,366	82,725

Current Liabilities
Trade payables	1,615	-	3,264	139	-	5,018
Deferred revenue	-	-	-	-	4,031	4,031
Other current liabilities	2,676	-	5,440	18	328	8,462
Total current liabilities	4,291	-	8,704	157	4,359	17,511

Employee benefits	-	-	-	-	325	325
Total liabilities	4,291	-	8,704	157	4,684	17,836
Total balance, net	(698)	93	58,042	770	6,682	64,889

Schedule of Information Regarding CPI and Significant Exchange Rates
Information regarding the CPI and significant exchange rates:

	For the year ended December 31,			For the year ended December 31,
	2017	2016	2015	2017	2016	2015
	% of change			Spot price of 1 USD at the reporting date
1 NIS	10.9	1.5	(0.3)	0.2884	0.2601	0.2563
1 Euro	13.9	(3.4)	(10.4)	1.1978	1.0517	1.0884
CPI in points *	0.4	(0.2)	(1.0)	113.05	112.60	112.82

*  According to an average basis of 2008 =100.

Schedule of Exposure to Linkage and Foreign Currency Risk in Respect of Derivatives
The Group’s exposure to linkage and foreign currency risk in respect of derivatives is as follows:

	Currency/	Currency/
	linkage	linkage	Amount	Amount	Date of
	receivable	payable	receivable	payable	Expiration	Fair value
			NIS thousands	USD thousands		USD thousands
December 31, 2017

Instruments not accounted for as hedging:
Buy put options	NIS	USD	1,500	435	Jan-March 2018	3.6
Sell call options	NIS	USD	1,500	414	Jan-March 2018	(0.4)
						3.2
December 31, 2016

Instruments not accounted for as hedging:
Forward	NIS	USD	4,000	(1,039)	Jan-March 2017	2
						2

Schedule of Reporting Date Interest Rate Profile
At the reporting date the interest rate profile of the Group’s interest-bearing financial instruments was as follows:

	December 31
	2017	2016
	Carrying	Carrying
	amount	amount
	USD thousands	USD thousands
Fixed rate instruments
Deposits held at financial institutions, with original maturity periods of up to three months	15,304	170
Short-term investments	56,693	37,849
Long-term investments	5,171	9,017
	77,168	47,036

Variable rate instruments
Mutual funds	15	13
	15	13